SUPPLEMENT TO THE
SPARTAN(registered trademark) NEW JERSEY
MUNICIPAL MONEY
MARKET
PORTFOLIO PROSPECTUS
DATED DECEMBER 13, 1994
The following information
replaces the similar
information found in the
"Expenses" section found on
page 5:
SHAREHOLDER TRANSACTION
EXPENSES are charges you
pay when you buy, sell, or
hold shares of a fund. See
page 22 for more information
about these fees.
Maximum sales charge on
purchases and
reinvested distributions None
Deferred sales charge on
redemptions None
Exchange and wire transaction
fees $5.00
Checkwriting fee, per check
written $2.00
Account closeout fee $5.00
Annual account maintenance fee
(for accounts under $2,500) $12.
00
Management fee (after
   reimburse    ment) 0.35%
12b-1 fee None
Other expenses 0.00%
Total fund operating exp   enses 0.
35%
 Account open Account
closed
 After 1 year    $4  $9

 After 3 years $11  $16

 After 5 years $20  $25

 After 10 years $44  $49
FMR has voluntarily agreed
to temporarily limit the fund's
operating expenses t   o .35%
of its average net assets. If
this agreement were not in
effect, the management fee,
other expenses, and total
operating expenses would be
 .50%, .00%, and .50%,
respectively. Expenses
eligible for reimbursement do
not include interest, taxes,
brokerage commissions, or
extraordinary expenses.
The following paragraph
supplements the information
found in the section entitled
"Transaction Details"
beginning on page 22:
FIDELITY RESERVES THE RIGHT
TO DEDUCT AN ANNUAL
MAINTENANCE FEE of $12.00
from accounts with a value of
less than $2,500, subject to
an annual maximum charge
of $60.00 per shareholder. It
is expected that accounts will
be valued on the second
Friday in November of each
year. Accounts opened after
September 30 will not be
subject to the fee for that
year. The fee, which is
payable to the transfer agent,
is designed to offset in part
the relatively higher costs of
servicing smaller accounts.
The fee will not be deducted
from retirement accounts,
accounts using regular
investment plans, or if total
assets in Fidelity funds
exceed


SUPPLEMENT TO THE
SPARTAN(registered trademark) NEW JERSEY
MUNICIPAL MONEY
MARKET
PORTFOLIO PROSPECTUS
DATED DECEMBER 13, 1994
The following information
replaces the similar
information found in the
"Expenses" section found on
page 5:
SHAREHOLDER TRANSACTION
EXPENSES are charges you
pay when you buy, sell, or
hold shares of a fund. See
page 22 for more information
about these fees.
Maximum sales charge on
purchases and
reinvested distributions None
Deferred sales charge on
redemptions None
Exchange and wire transaction
fees $5.00
Checkwriting fee, per check
written $2.00
Account closeout fee $5.00
Annual account maintenance fee
(for accounts under $2,500) $12.
00
Management fee (after
   reimburse    ment) 0.35%
12b-1 fee None
Other expenses 0.00%
Total fund operating exp   enses 0.
35%
 Account open Account
closed
 After 1 year    $4  $9

 After 3 years $11  $16

 After 5 years $20  $25

 After 10 years $44  $49
FMR has voluntarily agreed
to temporarily limit the fund's
operating expenses t   o .35%
of its average net assets. If
this agreement were not in
effect, the management fee,
other expenses, and total
operating expenses would be
 .50%, .00%, and .50%,
respectively. Expenses
eligible for reimbursement do
not include interest, taxes,
brokerage commissions, or
extraordinary expenses.
The following paragraph
supplements the information
found in the section entitled
"Transaction Details"
beginning on page 22:
FIDELITY RESERVES THE RIGHT
TO DEDUCT AN ANNUAL
MAINTENANCE FEE of $12.00
from accounts with a value of
less than $2,500, subject to
an annual maximum charge
of $60.00 per shareholder. It
is expected that accounts will
be valued on the second
Friday in November of each
year. Accounts opened after
September 30 will not be
subject to the fee for that
year. The fee, which is
payable to the transfer agent,
is designed to offset in part
the relatively higher costs of
servicing smaller accounts.
The fee will not be deducted
from retirement accounts,
accounts using regular
investment plans, or if total
assets in Fidelity funds
exceed


   SNJ-95-3     (PAGE 1 OF 2)    De    cember 1   , 19    95
   SNJ-95-3     (PAGE 1 OF 2)    De    cember 1   , 19    95

$50,000. Eligibility for the
$50,000 waiver is determined
by aggregating Fidelity
mutual fund accounts
maintained by FSC or FBSI
which are registered under
the same social security
number or which list the
same social security number
for the custodian of a
Uniform Gifts/Transfers to
Minors Act account.


$50,000. Eligibility for the
$50,000 waiver is determined
by aggregating Fidelity
mutual fund accounts
maintained by FSC or FBSI
which are registered under
the same social security
number or which list the
same social security number
for the custodian of a Uniform
Gifts/Transfers to Minors Act
account.


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